Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2015
Property Plant And Equipment Tables
Components of Property, Plant and Equipment

Components of property, plant and equipment were as follows:

	June 30,	June 30,
	2015	2014

Land and improvements	$2,247,379	$7,698,811
Buildings and improvements	5,439,712	2,095,362
Machinery and equipment	3,520,168	1,397,288
Vehicles	940,627	332,714
Construction in progress	1,113,137	44,080
Total property, plant and equipment	13,261,023	11,568,255

Less: accumulated depreciation	(1,784,087)	(1,211,446)

Property, plant and equipment, net	$11,476,936	$10,356,809